Income tax and deferred taxes - Current and Non-Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Major Components Of Tax Expense [Line Items]
Current tax assets	$ 441,794	$ 583,143
Non-current tax assets	59,541	59,541
Monthly provisional income tax payments, Chilean companies
Major Components Of Tax Expense [Line Items]
Current tax assets	28,514	133,898
Monthly provisional income tax payments, foreign companies
Major Components Of Tax Expense [Line Items]
Current tax assets	10,930	12,859
Corporate tax credits
Major Components Of Tax Expense [Line Items]
Current tax assets	7,169	4,603
Taxes in recovery process
Major Components Of Tax Expense [Line Items]
Current tax assets	395,181	431,783
Non current tax receivable (see note 20.3)
Major Components Of Tax Expense [Line Items]
Non-current tax assets	59,541	$ 59,541
Provisional Income Tax Payments And Specific Lithium Mining Tax Liabilities, Chilean Companies
Major Components Of Tax Expense [Line Items]
Non-current tax assets	$ 16,200